August 27, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

1933 Act Registration No. 2-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s U.S. Government Portfolio-Shares, U.S. Government Select Portfolio-Shares and Municipal Portfolio-Shares dated August 12, 2014, filed pursuant to Rule 497 on August 12, 2014 (accession number 0001193125-14-306401).

Questions and comments concerning the filing may be directed to the undersigned at (312) 444-3535.

Very truly yours,

/s/ Marcia Y. Lucas
Marcia Y. Lucas

Enclosures